Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed on October 14, 2026 (the “Original Form 8-K”) by TEG Overseas, Inc. (“TEG” or the “Company”) by updating certain information in the Original Form 8-K relating to (i) the registration of the transfer of the TEG SPV Participatory Interests to the Company, (ii) the change of the Board of Directors and (iii) the change of the Company’s fiscal year. Initially capitalized terms not otherwise defined in this Current Report shall have the meanings given to those terms in the Original Form 8-K.
Document Period End Date	Oct. 14, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	333-275731
Entity Registrant Name	TEG OVERSEAS, INC.
Entity Central Index Key	0001999261
Entity Tax Identification Number	61-2108075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	64/2 Mahtumquili Street
Entity Address, Address Line Two	Yashnobod District
Entity Address, City or Town	Tashkent City
Entity Address, Country	UZ
Entity Address, Postal Zip Code	100000
City Area Code	+1
Local Phone Number	347-799-7109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	STAGEWISE STRATEGIES CORP.